Condensed Financial Information of Parent Company (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
Revenues.
Display advertising services	$ 14,166	87,894	63,503	46,670			810	5,388
Total revenues	283,138	1,756,755	850,922	501,725			810	5,388
Cost of revenues	(73,317)	(454,902)	(173,395)	(95,787)				(774)
Gross profit	209,821	1,301,853	677,527	405,938			810	4,614
Operating expenses
General and administrative (including services rendered by a related party amounting to RMB81, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively)	(64,454)	(399,914)	(129,209)	(50,574)	(1,046)	(6,482)	(2,057)	(2,051)
Operating loss	(297,328)	(1,844,804)	(153,480)	(75,702)	(1,046)	(6,482)	(1,247)	2,563
Equity in loss of subsidiaries					(301,036)	(1,867,810)	(190,214)	(93,998)
Interest income, net	5,049	31,329	4,757	832	4,415	27,391	4,172	549
Loss before income taxes	(294,837)	(1,829,341)	(146,197)	(75,163)	(297,667)	(1,846,901)	(187,289)	(90,886)
Income tax expense	(2,830)	(17,560)	(41,092)	(15,950)				(227)
Net loss	(297,667)	(1,846,901)	(187,289)	(91,113)	(297,667)	(1,846,901)	(187,289)	(91,113)
Net loss attributable to ordinary shareholders for computing basic and diluted loss per ordinary share				(91,113)	(297,667)	(1,846,901)	(187,289)	(91,113)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	5,260	32,639	(16,873)	(542)	5,260	32,639	(16,873)	(542)
Comprehensive loss	(292,407)	(1,814,262)	(204,162)	(91,655)	(292,407)	(1,814,262)	(204,162)	(91,655)
Other comprehensive loss, tax		0	0	0		0	0	0